EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
200 Berkeley Street
Boston, Massachusetts, 02116

December 12, 2007

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549-0505

Re:	Evergreen Municipal Trust - File nos. 333-36033; 811-08367
Registration Statement on Form N-14

Ladies and Gentlemen:

     Enclosed for filing on behalf of Evergreen Municipal Trust (the “Trust”) is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed acquisition of Evergreen Alabama Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund (each, an “Acquired Fund”), each a series of the Trust, by Evergreen Municipal Bond Fund (the “Acquiring Fund”), also a series of the Trust. None of the proposed mergers is contingent upon any of the other proposed mergers, and it is possible that only some, or none, of the mergers will be effected.

     Each prospectus/proxy statement that constitutes Part A of the Registration Statement will be used in connection with the respective meeting of shareholders of such Acquired Fund at which shareholders of such Acquired Fund will be asked to vote on the proposed acquisition of their Acquired Fund by the Acquiring Fund.

     No registration fee is being paid at the time of filing because the Acquiring Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

     The Registration Statement is proposed to become effective on January 11, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

     If you have any questions or would like further information, please call me at 617-210-3676. Thank you for your attention in this matter.

Very Truly Yours,

/s/ Catherine F. Kennedy
Catherine F. Kennedy